Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Capital reserve	$ 99,311	$ 25,273	$ 30,469